As filed with the U.S. Securities and Exchange Commission on March 12, 2025
File No. 333-283341
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes.)
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX 78746
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that the filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of DFA Investment Dimensions Group Inc. is being made for the purpose of filing the final plan of reorganization as Exhibit EX-99.4.a and the final tax opinion as Exhibit EX-99.12.a, to Part C of the Registration Statement.  Parts A and B of this Registration Statement are incorporated by reference to the definitive combined Information Statement/Prospectus and Statement of Additional Information filed on EDGAR on December 23, 2024 (SEC Accession No. 0001137439-24-001602).

DFA INVESTMENT DIMENSIONS GROUP INC.

FORM N-14

PART C
OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

(1)  Reference is made to Article X of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
10.1  Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
10.2  Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the “Indemnification Section”) shall have the same meaning as defined in the Indemnification Section.
10.3  Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.
10.4  Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.
10.5  Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6  Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the “Corporation” shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.7  Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
(2)  Reference is made to Article Eighth of the Registrant’s Articles of Amendment and Restatement, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
Section 8.1.  Limitation of Liability. To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages. No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 8.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.

Section 8.2.  Indemnification.
(a)  Any word or words used in this Section 8.2 that are defined in Section 2-418 of the Maryland General Corporation Law (the "Indemnification Section") shall have the same meaning as defined in the Indemnification Section.
(b)  The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.
(c)  No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 8.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 16.  EXHIBITS

(1)  Copies of the charter of the Registrant as now in effect.

(a)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(b)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(c)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(d)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(e)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(f)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(g)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(h)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(i)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

           Filing Date: May 11, 2011.

(j)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(k)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(l)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(m)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(n)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(o)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(p)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(q)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(r)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 157/158 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 23, 2013.

(s)	Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(t)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 160/161 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 22, 2013.

(u)	Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(v)	Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(w)	Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(x)	Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 169/170 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: January 31, 2014.

(y)	Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(z)	Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(aa)	Articles Supplementary filed with the Maryland Secretary of State on September 11, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(bb)	Articles Supplementary filed with the Maryland Secretary of State on February 6, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 178/179 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 24, 2015.

(cc)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(dd)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(ee)	Articles Supplementary filed with the Maryland Secretary of State on March 13, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 186/187 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 10, 2015.

(ff)	Articles Supplementary filed with the Maryland Secretary of State on May 7, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 182/183 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2015.

(gg)	Articles Supplementary filed with the Maryland Secretary of State on July 10, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 187/188 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 23, 2015.

(hh)	Articles Supplementary filed with the Maryland Secretary of State on September 23, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 189/190 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 23, 2015.

(ii)	Articles Supplementary filed with the Maryland Secretary of State on March 18, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 193/194 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2016.

(jj)	Articles Supplementary filed with the Maryland Secretary of State on June 7, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(kk)	Articles Supplementary filed with the Maryland Secretary of State on July 22, 2016.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 199/200 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 11, 2016.

(ll)	Articles Supplementary filed with the Maryland Secretary of State on January 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 203/204 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 1, 2017.

(mm)	Articles Supplementary filed with the Maryland Secretary of State on March 30, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(nn)	Articles Supplementary filed with the Maryland Secretary of State on April 17, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 208/209 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 27, 2017.

(oo)	Articles Supplementary filed with the Maryland Secretary of State on June 30, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 212/213 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 14, 2017.

(pp)	Articles Supplementary filed with the Maryland Secretary of State on October 10, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 217/218 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 26, 2017.

(qq)	Articles Supplementary filed with the Maryland Secretary of State on December 7, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 220/221 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 9, 2018.

(rr)	Articles Supplementary filed with the Maryland Secretary of State on December 27, 2017.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 223/224 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2018.

(ss)	Articles Supplementary filed with the Maryland Secretary of State on September 10, 2018.
Incorporated herein by reference to:
Filing: Post- Effective Amendment No. 227/228 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 26, 2018.

(tt)	Articles Supplementary filed with the Maryland Secretary of State on October 3, 2018.
Incorporated herein by reference to:
Filing: Post- Effective Amendment No. 231/232 to Registrant's Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 21, 2018.

(uu)	Articles Supplementary filed with the Maryland Secretary of State on July 30, 2019.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 21, 2019.

(vv)	Articles Supplementary filed with the Maryland Secretary of State on October 31, 2019.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 241/243 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: December 23, 2019.

(ww)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2019.
Incorporated herein by reference to:

Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(xx)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2020.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 17, 2020.

(yy)	Articles Supplementary filed with the Maryland Secretary of State on June 30, 2020.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(zz)	Articles of Amendment filed with the Maryland Secretary of State on March 17, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(aaa)	Articles of Amendment filed with the Maryland Secretary of State on March 17, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(bbb)	Articles Supplementary filed with the Maryland Secretary of State on April 9, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 251/253 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  July 15, 2021.

(ccc)	Articles Supplementary filed with the Maryland Secretary of State on September 3, 2021.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  September 28, 2021.

(ddd)	Articles Supplementary filed with the Maryland Secretary of State on April 6, 2022.
Incorporated herein by reference to:
Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(eee)	Articles Supplementary filed with the Maryland Secretary of State on August 13, 2024.
Incorporated herein by reference to:
Filing: Post-Effective No. 260/262 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: October 4, 2024.

(fff)	Articles Supplementary filed with the Maryland Secretary of State on November 7, 2024.
Incorporated herein by reference to:
Filing: Post-Effective No. 261/263 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: December 18, 2024

(ggg)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2024.
Incorporated herein by reference to:
Filing: Post-Effective No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(hhh)	Articles of Amendment filed with the Maryland Secretary of State on January 30, 2025.
Incorporated herein by reference to:
Filing: Post-Effective No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

(a)
Amended and Restated Bylaws of the Registrant
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  January 25, 2022.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant. Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a)	Plan of Reorganization dated February 7, 2025 ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(a)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(b)	See Article 8 of the Registrant’s Amended and Restated By-Laws.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a)	Investment Management Agreements.

(1)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VIT Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(2)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(3)	Investment Management Agreement between the Registrant and DFA re: the:
*  DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(4)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(5)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(6)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(7)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(8)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    U.S. Targeted Value Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(9)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(10)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(11)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(12)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(13)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(14)	Investment Management Agreement between the Registrant and DFA re: the:
*    DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(15)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

*  Large Cap International Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(16)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(17)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(18)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(19)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(20)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(21)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(22)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(23)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(24)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   International Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(25)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(26)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(27)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(28)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

*    World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(29)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   World Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(30)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   Emerging Markets Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(31)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(32)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(33)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement  on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(34)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(35)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(36)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(37)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(38)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Short-Term Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(39)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(40)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Intermediate Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(41)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(42)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(43)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(44)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(45)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(46)	Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(47)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.
(48)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(49)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(50)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(51)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(52)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(53)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA U.S. Large Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(54)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(55)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*    VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(56)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(57)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(58)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(59)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(60)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(61)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(62)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(63)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(64)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(65)	Investment Management Agreement between the Registrant and DFA re: the:
*  DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2017.

(66)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2020.

(67)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  U.S. Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2020.

(68)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  U.S. Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(69)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2020.

(70)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(71)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(72)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2015 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(73)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2020 Target Date Retirement Income Fund
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.
(74)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2025 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(75)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2030 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(76)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   Dimensional 2035 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(77)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2040 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(78)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2045 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(79)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2050 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(80)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2055 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(81)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Dimensional 2060 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(82)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(83)	Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(84)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(85)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  U.S. High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(86)	Investment Management Agreement between the Registrant and DFA re: the:
*  International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(87)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(88)	Investment Management Agreement between the Registrant and DFA re: the:
*  DFA MN Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(89)	Investment Management Agreement between the Registrant and DFA re: the:
*  DFA California Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(90)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(91)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(92)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*  Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  February 26, 2021.

(93)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

*  DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.
(94)	Investment Management Agreement between the Registrant and DFA re: the:
*    DFA Oregon Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019.

(95)	Investment Management Agreement between the Registrant and DFA re: the:
*    DFA Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: August 21, 2019.

(96)	Investment Management Agreement between the Registrant and DFA re: the:
*   Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 239/241 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: November 4, 2019.

(97)	Investment Management Agreement between the Registrant and DFA re: the:
*   Dimensional 2065 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(98)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   U.S. Sustainability Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(99)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
*   DFA Global Core Plus Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(100)	Investment Management Agreement between the Registrant and DFA re: the:

*    Emerging Markets ex China Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.
File Nos.  2-73948 and 811-3258.
Filing Date:  September 28, 2021.
(101)	Investment Management Agreement between the Registrant and DFA re: the:
*    DFA Short-Term Selective State Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 255/257 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: April 8, 2022.

(102)	Investment Management Agreement between the Registrant and DFA re: the:
*   Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post Effective- Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-03258.
Filing Date: August 12, 2024.

(103)	Investment Management Agreement between the Registrant and DFA re: the:
*   Dimensional 2070 Target Date Retirement Income Fund
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 261/263 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: December 18, 2024.

(b)	Sub-advisory Agreements.

(1)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*   VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(a)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(2)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

*    VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(3)	Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(4)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(5)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*    International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(6)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*    International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(7)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*    Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(8)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:
*    Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(9)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*    DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(10)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*    DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(11)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*    International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(12)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*    International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(13)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*    DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(14)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(15)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(16)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

*   International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(17)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(18)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(19)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(20)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 17, 2020.

(21)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(22)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(23)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(24)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(25)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(26)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(27)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(28)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(29)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(30)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(31)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(32)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(33)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(34)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(35)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*  World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(36)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:
*  World Core Equity Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(37)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(38)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(39)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(40)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(41)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(42)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(43)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*  International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(44)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(45)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(46)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(47)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(48)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(49)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(50)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(51)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(52)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(53)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(54)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(55)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(56)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(57)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(58)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA One-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(59)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(60)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(61)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(62)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Five-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(63)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  VA Short-Term Fixed Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(64)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(65)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(66)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  VA Global Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(67)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(68)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Social Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(69)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Diversified Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(70)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(71)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(72)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Global Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(73)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(74)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  International High Relative Profitability Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(75)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(76)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  VA Equity Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(77)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*  DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(78)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Global Core Plus Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(79)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(80)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Emerging Markets Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(81)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(82)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Emerging Markets Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(83)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(84)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Global Sustainability Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: July 1, 2020.

(85)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(86)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(87)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(88)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Global Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(89)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  DFA Global Core Plus Real Return Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  April 13, 2021.

(90)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  DFA Global Core Plus Real Return Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.

Filing Date:  April 13, 2021.

(91)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*  Emerging Markets ex China Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.
File Nos.:  2-73948 and 811-3258.
Filing Date:  January 25, 2022.

(92)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*  Emerging Markets ex China Core Equity Portfolio
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.
File Nos.  2-73948 and 811-3258.
Filing Date:  September 28, 2021.

(93)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the: * Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-03258.
Filing Date: August 12, 2024.

(94)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the: * Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-03258.
Filing Date: August 12, 2024.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(1)	Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(3)	Supplement re: China Connect Securities
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date:  February 28, 2020.

(4)	Amendment to Global Custodial Services Agreement dated October 1, 2022 re: term extension.
Incorporated herein by reference to:
Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(b)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(1)	Form of Amendment No. 1 re: the addition of the VA Global Moderate Allocation Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(3)	Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(4)	Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension.
 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(10)
Copies of any plan entered into by registrant pursuant to Rule l2b-1 under the Investment Company Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the Investment Company Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant’s directors describing any action taken to revoke the plan.

(a)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective No. 259/261 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: August 12, 2024.
.
(b)	Rule 12b-1 Plans. Not Applicable

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Opinion and Consent of Counsel dated November 19, 2024
Incorporated herein by reference to:
Filing: Registrant’s Registration Statement on Form N-14.
File No. 333-283341
Filing Date: November 19, 2024

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

(a)	Tax Opinion of Stradley Ronon Stevens & Young, LLP. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.12.a.

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

(a)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-
1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(1)	Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(3)	Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(4)	Form of Amendment No. 1 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(5)	Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(6)	Amendment dated December 23, 2021 re: “SVI” review services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2023.

(7)	Amendment to and Assignment of Transfer Agency and Service Agreement Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
Files Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(b)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(c)	Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(1)	Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(2)	Amendment dated November 13, 2018 re: the addition of Liquidity Classification Services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2019.

(3)	Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration Agreement. Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
Files Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

(d) Other.

(1)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(2)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(3)	Form of Client Service Agent Agreement re: the:
* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
* RWB/DFA International High Book to Market Portfolio to the
AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(4)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(5)	Form of Participation Agreement (Manual Trades)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(6)	Form of Participation Agreement (Manual After Hours)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(7)	Form of Participation Agreement (FundSERV)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.
File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.

(8)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
*	U.S. Large Cap Value Portfolio;
*	International Small Company Portfolio;
*	Japanese Small Company Portfolio;
*	United Kingdom Small Company Portfolio;
*	Continental Small Company Portfolio;
*	Asia Pacific Small Company Portfolio;
*	Emerging Markets Portfolio; and
*	Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.
Filing Date: February 28, 2025.
(9)	Form of Rule 12d1-4 Fund of Funds Investment Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.
File Nos. 2-73948 and 811-3258.
Filing Date: February 28, 2022.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a)	Consent of Independent Registered Public Accounting Firm
Incorporated herein by reference to:
Filing: Registrant’s Registration Statement on Form N-14.
File No. 333-283341
Filing Date: November 19, 2024

(15)	All financial statements omitted pursuant to Item 14(a)(l). Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a)	Powers of Attorney
On behalf of the Registrant, Power-of-Attorney dated September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.
Incorporated herein by reference to:
Filing: Registrant’s Registration Statement on Form N-14.
File No. 333-283341.
Filing Date: November 19, 2024.

(b)	Certified Resolution Regarding Powers of Attorney
Incorporated herein by reference to:
Filing: Registrant’s Registration Statement on Form N-14
File No. 333-283341.
Filing Date: November 19, 2024.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Initial Capital Agreements. Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(b)	Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2024.

ITEM 17.  UNDERTAKINGS

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) [17 CFR 230.145c] of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Austin, the State of Texas, as of this 12th day of March 2025.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director	March 12, 2025
Gerard K. O’Reilly

/s/ David P. Butler*	Co-Chief Executive Officer and Director
David P. Butler		March 12, 2025

/s/ Jan Miller*	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President
Jan Miller		March 12, 2025

/s/ Reena Aggarwal*	Director
Reena Aggarwal		March 12, 2025

/s/ Douglas W. Diamond*	Director
Douglas W. Diamond		March 12, 2025

/s/ Darrell Duffie*	Director
Darrell Duffie		March 12, 2025

/s/ Francis A. Longstaff*	Director
Francis A. Longstaff		March 12, 2025

/s/ Stefan Nagel*	Director
Stefan Nagel		March 12, 2025

/s/ Abbie J. Smith*	Director
Abbie J. Smith		March 12, 2025

/s/ Heather E. Tookes*	Director
Heather E. Tookes		March 12, 2025

/s/ Ingrid M. Werner*	Director
Ingrid M. Werner		March 12, 2025

*By:	/s/ Ryan P. Buechner Ryan P. Buechner Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
EX-99.4.a	Plan of Reorganization
EX-99.12.a	Tax Opinion of Stradley Ronon Stevens & Young, LLP